UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 91.8%
New York 82.1%
Albany County, NY, Airport Revenue:
AMT, 5.375%, 12/15/2017 (a)	1,000,000	1,026,030
AMT, 5.5%, 12/15/2019 (a)	1,000,000	1,026,960
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)	10,000	10,026
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,274,600
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,074,448
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,070,250
Chautauqua County, NY, County General Obligation:
ETM, 7.3%, 4/1/2008 (a)	575,000	592,055
ETM, 7.3%, 4/1/2009 (a)	575,000	611,168

Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	649,035
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,807,909
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	8,239,800
Zero Coupon, 6/1/2014 (a)	2,115,000	1,601,816
Series C, 5.5%, 9/1/2021	1,250,000	1,362,438
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,163,379
6.0%, 3/1/2014 (a)	1,040,000	1,167,920
6.0%, 3/1/2015 (a)	1,250,000	1,424,212
6.0%, 3/1/2017 (a)	1,410,000	1,604,340
6.0%, 3/1/2018 (a)	1,130,000	1,318,812
Montgomery, NY, School District General Obligation, Valley Central School District, 7.15%, 6/15/2008 (a)	625,000	646,331
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	523,225
New York, County General Obligation Lease, Dormitory Authority, Westchester County Court Facilities, 5.25%, 8/1/2014	2,555,000	2,641,282
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	229,685
Series C, 7.375%, 5/15/2010	430,000	458,513
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	352,599
Series B, 7.5%, 5/15/2011	385,000	421,818
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,006,182
6.0%, 7/1/2021 (a)	850,000	994,636
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (a)	45,000	45,125
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,435,335
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (a)	1,000,000	1,063,320
Series A, 5.75%, 7/1/2027 (a)	3,000,000	3,569,760
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,268
6.5%, 7/1/2011 (a)	760,000	835,552
6.5%, 7/1/2012 (a)	500,000	559,770
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (a)	1,000,000	1,057,860
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,800,510
5.5%, 1/1/2017	4,890,000	5,376,555
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,545,000	1,595,120
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,424,140
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	180,000	195,743
New York, Metropolitan Transportation Authority Revenue, Series F, 5.25%, 11/15/2027 (a)	1,200,000	1,281,024
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series A, 6.95%, 8/15/2012	90,000	91,251
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,286,163
Series C, 5.5%, 4/1/2017	6,000,000	6,656,880
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,171,320
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,255,950

Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,252,750
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,593,725
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,202,883
Series A, 5.75%, 7/1/2009 (a)	1,000,000	1,028,220
Series A, 5.75%, 7/1/2013 (a)	4,100,000	4,400,366
5.75%, 7/1/2018 (a)	2,250,000	2,529,855
New York, State Agency General Obligation Lease, Dormitory Authority, State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (a)	3,000,000	3,149,460
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities:
Series B, 5.25%, 1/1/2013 (a)	1,700,000	1,756,287
Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,146,220
New York, State Dormitory Authority Revenue:
Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,270,395
Series A, 5.25%, 2/15/2014 (a)	4,280,000	4,600,272
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,144,720
New York, State Dormitory Authority Revenue, Personal Income Tax, Series A, 5.375%, 3/15/2020	3,000,000	3,232,770
New York, State Dormitory Authority Revenues, Columbia University, Series B, 5.0%, 7/1/2015	5,790,000	6,242,315
New York, State Dormitory Authority Revenues, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,305,640
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,236,600
Series D, ETM, 7.0%, 7/1/2009	645,000	665,795
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	90,000	103,706
New York, State General Obligation Lease, Dormitory Authority, State University Educational Facilities:
Series B, 5.375%, 7/1/2019	1,980,000	2,062,764
5.875%, 5/15/2017 (a)	2,325,000	2,657,661
New York, State General Obligation Lease, Dormitory Authority, Upstate Community Colleges, Series A, 5.875%, 7/1/2016	3,555,000	3,631,895
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,453,659
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,467,580
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,176,680
New York, State Thruway Authority Highway & Bridge Trust Fund:
Series B, 5.0%, 4/1/2017 (a)	5,000,000	5,363,200
Series B, 5.0%, 4/1/2021 (a)	10,000,000	10,585,900
New York, State Thruway Authority, Service Contract Revenue, 5.25%, 4/1/2013	970,000	990,554
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A-1, 5.0%, 12/15/2021 (a)	5,000,000	5,299,200
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,397,950
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021	6,000,000	6,255,540
Series A, 5.25%, 1/1/2018	2,000,000	2,107,540
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)	5,000,000	5,055,500
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	4,000,000	4,231,501
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 6.125%, 1/1/2021	7,205,000	8,619,341
New York, Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded, 5.125%, 4/1/2016 (a)	2,525,000	2,611,910

New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	3,972,310
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015	3,120,000	3,279,962
Series C, 5.25%, 6/15/2015	5,330,000	5,608,599
Series B, 5.25%, 6/15/2016	6,000,000	6,363,000
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,197
New York and New Jersey, Port Authority Revenue, Special Project - KIAC, Series 4, AMT, 7.0%, 10/1/2007	600,000	602,856
New York and New Jersey, Port Authority, One Hundred Fortieth, 5.0%, 12/1/2020 (a)	5,180,000	5,521,725
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,201,598
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,111,860
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	3,500,000	4,219,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.0%, 5/1/2017	4,000,000	4,122,000
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	655,000	656,146
New York, NY, Core City General Obligation, Series D, 5.25%, 2/1/2021 (a)	4,000,000	4,250,000
New York, NY, Core City General Obligation, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	480,000	510,144
New York, NY, Core City General Obligation, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,586,790
New York, NY, General Obligation:
Series J-1, 5.0%, 6/1/2018	3,000,000	3,177,180
Series I, 5.0%, 8/1/2021	2,500,000	2,612,300
Series D, 5.0%, 11/1/2023	5,000,000	5,215,250
Series H, Prerefunded, 5.125%, 8/1/2018 (a)	175,000	179,622
Series H, 5.125%, 8/1/2018 (a)	3,230,000	3,311,751
Series C-1, 5.25%, 8/15/2018	3,525,000	3,766,392
Series H, 6.0%, 8/1/2014	155,000	157,054
Series A, 6.25%, 8/1/2009	2,195,000	2,231,854
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,216,620
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	965,000	989,868
5.85%, 8/1/2008	600,000	612,894
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (a) (b)	2,000,000	2,094,420
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,312,100
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	555,600
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55%, 11/15/2024	3,760,000	3,908,482
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (a)	215,000	242,976
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a) (b)	10,720,000	11,369,203
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,682,441
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	536,630
5.5%, 4/1/2014 (a)	1,000,000	1,082,640
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:

5.625%, 1/1/2018	2,000,000	2,043,800
5.7%, 1/1/2028	3,250,000	3,309,182
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park:
6.85%, 6/15/2008 (a)	350,000	361,603
6.85%, 6/15/2009 (a)	350,000	371,830
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 7/15/2007 (a)	650,000	647,036
Series B, Zero Coupon, 1/15/2008 (a)	750,000	732,848

		306,655,112
Puerto Rico 8.9%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,554,098
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,098,160
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,685,897
Series AA, 5.5%, 7/1/2017 (a)	4,000,000	4,488,440
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.5%, 7/1/2017 (a)	6,000,000	6,732,660
Puerto Rico, Electric Power Authority Revenue, 6.0%, 7/1/2012 (a)	4,020,000	4,418,342
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,639,925
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	3,223,605
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,439,250

		33,280,377
Virgin Islands 0.8%
Virgin Islands, State Agency General Obligation, Public Finance Authority, 6.0%, 10/1/2007	3,000,000	3,019,080

Total Municipal Bonds and Notes (Cost $326,151,691)		342,954,569
Municipal Inverse Floating Rate Notes 14.0%
New York 9.3%
New York, State Dormitory Authority Revenues, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (c)	2,220,000	2,492,394
Trust: New York, State Dormitory Authority Revenues, Residual Certificates, Series 310, 144A, 7.945%, 2/15/2010, Leverage Factor at purchase date: 2 to 1
New York, State Thruway Authority, Highway and Bridge Trust Fund, Series B, 5.0%, 4/01/2019 (a) (c)	10,000,000	10,636,600
Trust: New York, State Thruway Authority, Highway and Bridge Trust Fund, Series 1071-1, 144A, 5.97%, 4/1/2013, Leverage Factor at purchase date: 2 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (c)	10,000,000	10,754,350
Trust: New York, Municipal Securities Trust Certificates, Series 7001-B, 144A, 7.03%, 11/15/2017, Leverage Factor at purchase date: 2 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, 5.5%, 6/15/2016 (a) (c)	10,000,000	10,677,950
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, RITES-PA 838, 144A, 6.97%, 12/15/2009, Leverage Factor at purchase date: 2 to 1

		34,561,294
Puerto Rico 4.7%
Commonwealth of Puerto Rico, Public Improvement, General Obligation, Series A, 5.5%, 7/01/2020 (a) (c)	6,750,000	7,666,279
Trust: Commonwealth of Puerto Rico, General Obligation, RITES-PA 944R-B, 144A, 7.03%, 7/1/2016, Leverage Factor at purchase date: 2 to 1
Puerto Rico, Electric Power Authority Revenue, Series UU, 4.108% *, 7/1/2029 (a) (c)	10,000,000	9,995,000
Trust: Puerto Rico, Electric Power Authority Revenue, Series 1830, 4.56%, 1/1/2015, Leverage Factor at purchase date: 5 to 1

		17,661,279

Total Municipal Inverse Floating Rate Notes (Cost $50,951,037)		52,222,573

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 377,102,728)			105.8	395,177,142
Other Assets and Liabilities, Net			(5.8)	(21,616,294)

Net Assets			100.0	373,560,848

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2007.

(a)				Bond is insured by one of these companies.
				As a % of Total
	Insurance Coverage			Investment Portfolio
	Ambac Financial Group			16.9
	Financial Guaranty Insurance Company			14.9
	Financial Security Assurance, Inc.			12.9
	MBIA Corporation			18.1

(b)				All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(c)				Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At May 31, 2007, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

11/3/2007 11/1/2022	3,900,000[1]	Fixed — 3.846%	Floating — BMA	57,628

Total unrealized appreciation on open interest rate swaps				57,628

Counterparty:
1	Chase Securities, Inc.
BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007